Average Annual Total Returns{- Fidelity® Arizona Municipal Money Market Fund} - 08.31 Fidelity Arizona Municipal Funds Combo PRO-11 - Fidelity® Arizona Municipal Money Market Fund - Fidelity Arizona Municipal Money Market Fund-Default - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	1.06%	0.55%	0.28%